Stockholder's Equity	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Stockholder's Equity
STOCKHOLDER'S EQUITY
On January 15, 2014, at formation, the Company authorized 1,000 shares of common stock. On January 29, 2014, the Company amended and restated its certificate of incorporation to authorize 500,000 shares of Class A common stock, par value $0.01 per share, of which 250,000 shares were issued to SunEdison at par value and 10,942 restricted shares were issued to certain individuals, all of which were outstanding at September 30, 2014. In addition, the Company authorized 500,000 shares of Class B common stock, par value $0.01 per share, of which 250,000 shares were issued to SunEdison at par value and were outstanding at September 30, 2014. Further, the Company authorized 100,000 shares of Class C common stock, par value $0.01 per share, of which 41,765 shares were issued to certain members of management and executive officers at par value and were outstanding at September 30, 2014.
Each share of Class A and Class C common stock entitles the holder to one vote per share on all matters. Each share of Class B common stock entitles the holder to ten votes per share. Holders of the Company's Class B common stock do not have any right to receive dividends. Shares of Class B common stock can be redeemed at a price per share equal to par value upon the exchange of Class B Units of the Company for shares of the Company's Class A common stock. Shares of Class B common stock may not be transferred, except to SunEdison or a controlled affiliate of SunEdison, so long as an equivalent number of Class B units are transfered to the same person.
The Company also authorized 100,000 shares of preferred stock, par value $0.01 per share. No shares of preferred stock have been issued.
Effective upon the filing of the Company's amended and restated certificate of incorporation immediately prior to the completion of the IPO, the Company retired all of the outstanding shares of Class A common stock held by SunEdison, effected a 127.1624-for-one stock split of the remaining outstanding shares of the Company's Class A common stock and a 262.8376-for-one stock split of the outstanding shares of its Class B common stock, and converted all outstanding shares of Class C common stock into shares of Class A common stock on a 85.8661-for-one basis.
The Company's amended and restated certificate of incorporation also authorized 260,000,000 shares of Class B1 common stock, par value $0.01 per share. Each share of Class B1 common stock entitles the holder to one vote per share. Holders of the Company's Class B1 common stock do not have any right to receive dividends. Shares of Class B1 common stock are can be redeemed at a price per share equal to par value upon the exchange of Class B1 Units of the Company for shares of the Company's Class A common stock.
Initial Public Offering
On July 23, 2014, the Company completed its IPO by issuing 20,065,000 shares of its Class A common stock at a price of $25.00 per share (the "IPO Price") for aggregate gross proceeds of $501.6 million. In addition, the underwriters exercised in full their option to purchase an additional 3,009,750 shares of Class A common stock at the IPO Price for aggregate gross proceeds of $75.2 million. Concurrently with the IPO, the Company sold an aggregate of 2,600,000 shares of its Class A common stock at the IPO Price to Altai Capital Master Fund, Ltd. ("Altai") and Everstream Opportunities Fund I, LLC ("Everstream") (the "Private Placements"), for aggregate gross proceeds of $65.0 million. In addition, on July 23, 2014, as consideration for the acquisition of the Mt. Signal project from Silver Ridge Partners, LLC ("SRP") at an aggregate purchase price of $292.0 million, the Company issued to SRP 5,840,000 Class B units (and the Company issued a corresponding number of shares of Class B common stock) and 5,840,000 Class B1 units (and the Company issued a corresponding number of shares of Class B1 common stock). SRP distributed the Class B shares and units to SunEdison and the Class B1 shares and units to R/C US Solar Investment Partnership, L.P. ("Riverstone"), the owners of SRP. Following the IPO, the Company owns 30.3% of the Terra LLC and consolidates the results of the Terra LLC through its controlling interest, with SunEdison's 63.9% interest and Riverstone's 5.8% interest shown as non-controlling interests.
The Company received net proceeds of $463.9 million from the sale of the Class A common stock after deducting underwriting discounts, commissions, structuring fees, and offering expenses. The Company received net proceeds of $69.6 million from the underwriters' exercise of their option to purchase an additional 3,009,750 shares of Class A common stock, after deducting underwriting discounts, commissions, and structuring fees, which was used to purchase Class B common stock from SunEdison. The Company also received net proceeds of $65.0 million from the Private Placements. The Company used $159.2 million of net proceeds to repurchase Class B common stock and Class B1 units from SunEdison.
Subsequent to the IPO, the following shares of the Company were outstanding:

Shares:	Number Outstanding	Holders
Class A common stock	23,074,750	Public
Restricted Class A common stock	1,800,000	Altai
Restricted Class A common stock	800,000	Everstream
Restricted Class A common stock	4,977,586	Executive officers and management
Class B common stock	64,526,654	SunEdison
Class B1 common stock	5,840,000	Riverstone
Total shares outstanding	101,018,990